Other comprehensive income/(loss) (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Other comprehensive income (loss)
Exchange differences on translation of financial statements of overseas subsidiaries	¥ (11,139)	¥ 7,684	¥ (1,962)	¥ (40,089)
Other comprehensive loss	¥ (11,139)	¥ 7,684	¥ (1,962)	¥ (40,089)